LAND AND LAND DEVELOPMENT COSTS	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Land And Land Development Costs
LAND AND LAND DEVELOPMENT COSTS

6. Land and Land Development Costs

Land and improvements in progress held for development consist of the following:

	04/30/2013	10/31/2012
Land unimproved designated for development	$9,635,834	$10,593,519
Residential development	5,084,521	5,084,262
Infrastructure development	1,183,716	4,674,285
	$15,904,071	$20,352,066

The decrease in land unimproved designated for development was the result of the reclassification of 1,577 acres of raw land on River Road, Buck Township Pennsylvania to an asset held for sale. The decrease in infrastructure development was related to an impairment expense taken against the remaining 126 units of the Boulder Lake Village condominium project.

4.  LAND AND LAND DEVELOPMENT COSTS:

Land and land development costs as of October 31, 2012 and 2011 consist of the following:

	10/31/2012	10/31/2011
Land unimproved designated for development	$10,593,519	$10,901,859
Residential development	5,084,262	5,084,262
Infrastructure development	4,674,285	4,656,666
Total land and land development costs	$20,352,066	$20,642,787

     The decrease in land improvements designated for development ($308,340) was due to a reclassification of $263,718 to assets held for sale and a land sale ($73,498).  The carrying value of land improvements designated for development reflects an impairment expense of $7,000 in Fiscal 2012 and $0 in Fiscal 2011.  The increase in infrastructure development cost of $17,619 was primarily related to the costs associated with the Big Boulder wastewater treatment plan upgrade.